Income Taxes	12 Months Ended
Aug. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes
15.	Income Taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company, OneSmart Online and Yimi Cayman are not subject to tax on income or capital gain arising in Cayman Islands. Additionally, upon payments of dividends by the Company, OneSmart Online and Yimi Cayman to its shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Under the current laws of the British Virgin Islands, OneSmart BVI is not subject to tax on income or capital gains. In addition, upon payments of dividends by the company to its shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

OneSmart HK, Great EDU and Yimi HK are incorporated in Hong Kong and are subject to Hong Kong profits tax of 16.5% on the activities conducted in Hong Kong. No provision for Hong Kong profits tax was made in the consolidated financial statements as it had no assessable income for the years ended August 31, 2019, 2020 and 2021.

PRC

The Company’s subsidiaries and VIEs in the PRC are subject to the statutory rate of 25%, in accordance with the Enterprise Income Tax law (the “EIT Law”), which was effective since January 1, 2008. Shanghai Jing Xue Rui meets the requirements of “high and new technology enterprise” (“HNTE”) and could enjoy the preferential tax rate of 15%. Shanghai Jing Xue Rui has renewed the HNTE certificate in 2020 and is subject to an enterprise income tax (“EIT”) rate of 15% from calendar years 2020 through 2022.

Dividends, interests, rent or royalties payable by the Group’s PRC subsidiaries, to non-PRC resident enterprises, and proceeds from any such non-resident enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% withholding tax, unless the respective non-PRC resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with China that provides for a reduced withholding tax rate or an exemption from withholding tax.

The current and deferred portions of income tax expense included in the consolidated statements of income were as follows:

	For the years ended
	August 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Current	138,552	36,458	30,870	4,778
Deferred	(17,011)	(74,243)	-	-
Income tax expense/(benefit)	121,541	(37,785)	30,870	4,778

The reconciliations of the income tax expense for the years ended August 31, 2019, 2020 and 2021 were as follows:

	For the years ended August 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Income/(loss) before income tax expense and share of net (loss)/income from equity investees	316,069	(788,450)	(4,983,919)	(771,458)
PRC statutory tax rate	25%	25%	25%	25%
Income tax/(benefit) at statutory tax rate	79,017	(197,112)	(1,245,980)	(192,865)
Non-deductible expenses	30,961	3,028	1,148,509	177,777
International tax rate difference	6,000	39,619	23,335	3,612
Preferential tax rate	(8,357)	(14,306)	(1,579)	(244)
Effect of income tax exemptions	(1,232)	(538)	-	-
Equity pick-up	(2,698)	-	-	-
Additional tax deduction for qualified research and development expenses	(5,525)	(4,278)	(4,176)	(646)
Change in valuation allowance	11,006	134,720	110,761	17,144
Expired loss	11,905	-	-	-
Interest and penalty	1,605	1,096	-	-
Outside basis difference	(1,583)	-	-	-
Effect of changes in tax rates on deferred taxes	442	(14)	-	-
Income tax expense/(benefit)	121,541	(37,785)	30,870	4,778

The significant components of the Group’s deferred tax assets were as follows:

	For the years ended August 31,
	2020	2021	2021
	RMB	RMB	US$
Non-current deferred tax assets:
Tax loss carry forward	297,887	-	-
Accrued expenses and other payables	113,981	-	-
Unrecognized financing expenses of long-term payable	2,192	-	-
Fair value changes on financial assets	38,265	-	-
Leasing liability	353,048	-
Impairment of other receivables and investments	52,944	-	-
Excessive advertising expense	36,230	-	-
Others	2,050	-	-
Less: valuation allowance	(325,604)	-	-
Non-current deferred tax assets, net	570,993	-	-
Non-current deferred tax liabilities:		-	-
Intangible assets	(67,037)	-	-
Unrealized gain on investments	(186)	-	-
Capitalization of bonus	(15,873)	-	-
Fair value changes on private equity investments	(3,081)	-	-
Accelerated depreciation of fixed assets	(9,468)	-	-
Right-of-use Asset	(353,048)	-	-
Equity in gain of unconsolidated investees	(1,371)	-	-
Others	(233)	-	-
Non-current deferred tax liabilities, net	(450,297)	-	-
Deferred tax assets, net	120,696	-	-

The Group operates through subsidiaries, VIEs and subsidiaries of VIEs and valuation allowance is considered for each of the entities on an individual basis. The Group recorded valuation allowance against deferred tax assets of those entities that were in a 3-year cumulative loss and are not forecasting profits in the near future as of August 31, 2020 and 2021. In making such determination, the Group also evaluated a variety of factors including the Group’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.

As of August 31, 2021, the Group had taxable losses of RMB1,303,410 (US$201,754) derived from entities in the PRC, which can be carried forward per tax regulation to offset future net profit for income tax purposes. The PRC taxable loss will expire from December 31, 2021 to 2026 if not utilized.

As of August 31, 2021, the total amount of net loss from its PRC subsidiaries as well as VIEs was RMB 2,455,436 (US$ 380,075). The amount of unrecognized deferred tax assets for temporary differences related to investments in foreign subsidiaries is not determined because such a determination is not practicable.

Unrecognized Tax Benefit

As of August 31,2020 and 2021, the Group had unrecognized tax benefit of RMB25,871 and nil, of which RMB23,300 and nil, respectively, are presented on a net basis against the deferred tax assets related to tax loss carry forwards on the consolidated balance sheets. This primarily represents the estimated income tax expense the Group would pay should its income tax returns have been prepared in accordance with the current PRC tax laws and regulations. It is possible that the amount of unrecognized benefit will further change in the next 12 months; however, an estimate of the range of the possible change cannot be made at this moment. As of August 31,2020 and 2021, unrecognized tax benefits of RMB2,571 and nil, respectively, if ultimately recognized, will impact the effective tax rate. A reconciliation of the beginning and ending amount of unrecognized tax benefit was as follows:

	For the years ended August 31,
	2020	2021	2021
	RMB	RMB	US$
Balance at September 1	25,183	-	-
Increase	5,542	-	-
Decrease	(4,854)	-	-
Balance at August 31	25,871	-	-

As of August 31, 2021, the tax years ended December 31, 2015 through period ended as of the reporting date for the WFOE, the VIEs and VIEs’ subsidiaries remain open to examination by the PRC tax authorities.